Consolidated statement of cash flows (Parenthetical) - GBP (£)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
– net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[1]	£ (394,000,000)	£ 0	[2]	£ 0	[2]
Issuance of subordinated liabilities	[3]	3,246,000,000	3,111,000,000	[2]	10,466,000,000	[2]
Repayments of subordinated liabilities	[3]	2,693,000,000	2,248,000,000	[2]	10,902,000,000	[2]
Foreign exchange gain (loss)		(420,000,000)	711,000,000		(512,000,000)
Fair value gains/(losses)		62,000,000	(427,000,000)		(82,000,000)
Restricted cash and cash equivalents		26,554,000,000	23,395,000,000		9,410,000,000
Cash and balances at central banks		110,618,000,000	131,433,000,000	[2],[4]	108,482,000,000	[2]
Loans and advances to banks		14,371,000,000	17,109,000,000	[4]	10,784,000,000
– reverse repurchase agreement with banks of one month or less		28,704,000,000	23,182,000,000	[2]	17,430,000,000	[2]
Items in the course of transmission to other banks		2,116,000,000	2,226,000,000	[2],[4]	489,000,000	[2]
Interest received		19,288,000,000	7,668,000,000		4,285,000,000
Interest paid		17,267,000,000	5,284,000,000		2,919,000,000
Dividends received		522,000,000	431,000,000		£ 704,000,000
HSBC Bank Bermuda Limited1
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration transferred, acquisition-date fair value		990,000,000
HSBC Private Bank (Luxembourg) S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration transferred, acquisition-date fair value		170,000,000
France retail banking operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks		177,000,000	1,562,000,000
– reverse repurchase agreement with banks of one month or less		0	208,000,000
Items in the course of transmission to other banks		2,000,000
Other cash and cash equivalents			41,000,000
France retail banking operations | Due not more than 1 month
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to banks		8,103,000,000	£ 114,000,000
HSBC Continental Europe, Greece Branch
Disclosure of analysis of single amount of discontinued operations [line items]
– net cash flow on disposal of subsidiaries, businesses, associates and joint ventures		£ (667,000,000)

[1]	2023 balances includes net cash outflow of £(667)m on sale of the assets of our HBCE Greece branch.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year 31 December 2021 is prepared on an IFRS 4 basis.
[3]	Subordinated liabilities changes during the year are attributable to cash flows from issuance £3,246m (2022: £3,111m; 2021: £10,466m) and repayment of £(2,693)m (2022: £(2,248)m; 2021: £(10,902)m) of securities as presented in the Consolidated statement of cash flows. Non-cash changes during the year included foreign exchanges gains/(losses) £(420)m (2022: £711m; 2021: £(512)m) and fair value gains/(losses) £62m (2022: £(427)m; 2021: £(82)m).
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.